SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AECOM RETIREMENT & SAVINGS PLAN
EIN#: 61-1088522 PLAN#: 055
FORM 5500, SCHEDULE H, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value
*	AECOM Common Stock	4,686,516 shares	**	$446,479,546

	Registered Investment Companies:
	BlackRock Advisors BIF Money Fund	4,733,927 shares	**	4,733,927
	Dodge & Cox U.S. Equity	34,260,280 shares	**	568,378,046
				573,111,973
	Participation in common or collective trusts:
	Fidelity Growth Company Commingled Fund	6,382,716 shares	**	568,253,219
	T. Rowe Structured Research	5,827,248 shares	**	585,114,018
	EARNEST Partners SMID Cap Core Fund	23,495,761 shares	**	246,860,186
				1,400,227,423

	Assets in Bank of America, N.A. Self-Directed Brokerage Accounts	Various investments, including registered investment companies, common stocks, ETFs and money market funds	**	519,746,557

*	Notes receivable from participants	Interest rates ranging from 4.25% to 9.50%; Maturities ranging from 2026 to 2045		23,208,585

	Total investments			$2,962,774,084

* Party-in-interest
** Cost information not required for participant directed investments